UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                         American Federation of Labor -
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                      Swidler Berlin Shereff Friedman, LLP
             3000 K Street, N.W., Suite 300, Washington, D.C., 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record.

The Trust held no voting securities in its portfolio during the most recent twelve-month period ended June 30, 2004 and therefore no matter relating to a portfolio security was considered at any shareholder meeting held during the period covered by the report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
    ------------------------------------
    Name:  Stephen Coyle
    Title: Chief Executive Officer

Date: August 23, 2004
      ----------------------------------

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.


/s/ Stephen Coyle
---------------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: August 23, 2004
      ----------------------------------


/s/ Helen Kanovsky
---------------------------------------
Helen Kanovsky
Chief Operating Officer
Date: August 23, 2004
      ----------------------------------


/s/ Erica Khatchadourian
---------------------------------------
Erica Khatchadourian
Chief Financial Officer
Date: August 23, 2004
      ----------------------------------